SCHEDULE OF EXPENSES RELATED TO PLANS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Multiemployer Plan [Line Items]
Total defined contribution plan expense	$ 59	$ 86	$ 257	$ 415
United States [Member]
Multiemployer Plan [Line Items]
Total defined contribution plan expense	32	16	105	93
Netherlands [Member]
Multiemployer Plan [Line Items]
Total defined contribution plan expense	$ 27	$ 70	$ 152	$ 322